Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Period/ Year ending June 30,	Amount
2017 (period)	$69,241
2018	105,676
2019	102,664
2020	116,582
2021	116,089
2022 and thereafter	1,004,632
Total	$1,514,884

Management Fees
Period/ Year ending December 31,	Amount
2017	3,106
2018	6,347
2019	6,537
2020	6,752
Total	$22,742